Shareholder Report, Average Annual Return (Details) 197215_Pacer Global Cash Cows Dividend ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Global Cash Cows Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Global Cash Cows Dividend ETF NAV
Average Annual Return, Percent	32.26%	13.50%	10.02%
Pacer Global Cash Cows Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Global Cash Cows Dividend Index
Average Annual Return, Percent	33.05%	14.40%	10.95%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	11.29%	12.65%
MSCI World Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index
Average Annual Return, Percent	26.66%	10.42%	9.84%